Income Taxes (Schedule Of Difference Between Actual Income Tax Provision For Continuing Operations And Income Tax Provision Calculated At Statutory U.S. Federal Tax Rate) (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Income tax provision calculated using the statutory rate of 21%	$ 50,316	$ 40,921	$ 61,969
Stock compensation tax benefits	(22,862)	(18,932)
State and local income taxes, less federal income tax effect	7,150	4,600	6,044
Nondeductible expenses	2,280	1,041	881
Enactment of the tax reform act		(8,305)
Other --net	(2,828)	(585)	(583)
Total income tax provision	$ 34,056	$ 18,740	$ 68,311
Effective tax rate	14.20%	16.00%	38.60%